Concentration of Credit Risk (Tables)	12 Months Ended
Jun. 30, 2026
Concentration of Credit Risk [Abstract]
Schedule of Total Accounts Receivable

The following table sets forth a summary of single customers which represent 10% or more of the Group’s total accounts receivable:

	As of June 30,
	2025		2026
	RMB		RMB
	Amount	%	Amount	%
Percentage of the Group’s accounts receivable
Customer A	74,000	21	11,765	13
Customer B	136,782	38	73,822	81
Customer C	100,600	28	*	*

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers which represent 10% or more of the Group’s total accounts payable:

	As of June 30,
	2025		2026
	RMB		RMB
Percentage of the Group’s accounts payable
Supplier A	25,505	61	6,200	16
Supplier B	5,505	13	*	*
Supplier C	*	*	17,097	43
Supplier D	*	*	4,400	11

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers which represent 10% or more of the Group’s total purchases:

	For the years ended June 30,
	2024		2025		2026
	RMB		RMB		RMB
	Amount	%	Amount	%	Amount	%
Percentage of the Group’s total purchases
Supplier E	*	*	*	*	1,330,902	11
Supplier F	*	*	*	*	1,303,199	11
Supplier G	*	*	*	*	1,177,328	10
Supplier H	*	*	*	*	1,163,016	10

*	Represented the percentage below 10%